CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 05, 2017
Allowance for doubtful accounts receivable	$ 794	$ 698	$ 485
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	400,000,000	400,000,000	400,000,000
Common stock, shares issued (in shares)	105,115,965	102,103,602	101,035,530
Common stock, shares outstanding (in shares)	105,115,965	102,103,602	101,035,530
Series D
Preferred stock, shares issued (in shares)	2,389,393	2,389,393	2,389,393
Preferred stock, shares outstanding (in shares)	2,389,393	2,389,393	2,389,393
Series F
Preferred stock, shares issued (in shares)	4,800,000	4,800,000	4,800,000
Preferred stock, shares outstanding (in shares)	4,800,000	4,800,000	4,800,000
Series G
Preferred stock, shares issued (in shares)	6,200,000	6,200,000	6,200,000
Preferred stock, shares outstanding (in shares)	6,200,000	6,200,000	6,200,000
Series H
Preferred stock, shares issued (in shares)	3,800,000	3,800,000	3,800,000
Preferred stock, shares outstanding (in shares)	3,800,000	3,800,000	3,800,000
Series I Preferred Stock
Preferred stock, shares issued (in shares)	5,400,000	5,400,000	5,400,000
Preferred stock, shares outstanding (in shares)	5,400,000	5,400,000	5,400,000